Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions based on wages paid to covered employees	$ 1.6	$ 1.5	$ 1.4
Voluntary contributions to the 401(k) profit-sharing plans and trusts	$ 4.4	$ 3.9	$ 3.3